Condensed financial statements of the parent company only - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 133,363	$ 88,031
Demand deposits with banks - Interest bearing	433,511	839,320
Cash equivalents - Interest bearing	2,722,718	1,622,719
Cash due from banks	3,289,592	2,550,070
Securities purchased under agreements to resell	197,039	142,283
Short-term investments	823,039	1,218,380
Investment in securities
Equity securities at fair value	7,317	7,419
Available-for-sale (amortized cost: $1,058,195 (2019: 1,248,726))	2,661,116	2,220,341
Held-to-maturity (fair value: $1,023,424 (2019: $1,030,183))	2,194,371	2,208,663
Total investment in securities	4,862,804	4,436,423
Loans to third parties, net of allowance for credit losses	5,160,810	5,142,622
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	144,794	158,739
Total assets	14,738,634	13,921,575
Deposits
Non-interest bearing	3,012,360	2,238,256
Interest bearing	10,237,724	10,203,369
Total deposits	13,250,084	12,441,625
Employee benefit plans	131,279	110,347
Other liabilities, including accrued interest and payables to subsidiaries	203,861	262,360
Total other liabilities	335,140	372,707
Long-term debt	171,462	143,500
Total liabilities	13,756,686	12,957,832
Shareholders' equity
Total shareholders’ equity	981,948	963,743	$ 882,343
Total liabilities and shareholders’ equity	14,738,634	13,921,575
Available-for-sale at fair value, amortized cost	2,588,335	2,208,531
Held-to-maturity, fair value	2,304,756	2,255,987
Bank of N.T. Butterfield & Son Ltd
Assets
Cash and demand deposits with banks - Non-interest bearing	44,086	38,615
Demand deposits with banks - Interest bearing	99,035	118,583
Cash equivalents - Interest bearing	1,244,878	329,494
Cash due from banks	1,387,999	486,692
Securities purchased under agreements to resell	197,039	142,283
Short-term investments	16,277	44,512
Investment in securities
Equity securities at fair value	7,316	7,420
Available-for-sale (amortized cost: $1,058,195 (2019: 1,248,726))	1,092,325	1,252,749
Held-to-maturity (fair value: $1,023,424 (2019: $1,030,183))	967,926	1,003,248
Total investment in securities	2,067,567	2,263,417
Loans to third parties, net of allowance for credit losses	2,025,358	2,046,406
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	199,273	207,896
Total assets	6,596,129	5,881,918
Deposits
Non-interest bearing	1,945,042	1,441,194
Interest bearing	3,298,165	3,161,634
Total deposits	5,243,207	4,602,828
Employee benefit plans	128,167	110,347
Other liabilities, including accrued interest and payables to subsidiaries	71,345	61,500
Total other liabilities	199,512	171,847
Long-term debt	171,462	143,500
Total liabilities	5,614,181	4,918,175
Shareholders' equity
Total shareholders’ equity	981,948	963,743
Total liabilities and shareholders’ equity	6,596,129	5,881,918
Available-for-sale at fair value, amortized cost	1,058,195	1,248,726
Held-to-maturity, fair value	1,023,424	1,030,183
Bank of N.T. Butterfield & Son Ltd | Banks
Investment in securities
Net assets of subsidiaries	618,461	610,217
Loans to subsidiaries	13,669	13,241
Bank of N.T. Butterfield & Son Ltd | Customers
Investment in securities
Net assets of subsidiaries	11,971	10,303
Loans to subsidiaries	$ 58,515	$ 56,951